Summary of Redeemable Noncontrolling Interest (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Temporary Equity Disclosure [Abstract]
Balance as of January 1	¥ 3,102	$ 487	¥ 1,109	¥ 716
Business combinations (Note 3)	0			182	$ 0
Issuance of subsidiary shares	4,722	741	1,866	100
Accretion of redeemable noncontrolling interests	391	61	127	111
Reclassification of ordinary shares from mezzanine equity to ordinary shares	(153)	(24)
Repurchase of redeemable noncontrolling interests	(914)	(143)
Balance as of December 31	¥ 7,148	$ 1,122	¥ 3,102	¥ 1,109